Accumulated Other Comprehensive Income (Loss) - Accumulated Other Comprehensive Income (Loss) Balances, Net of Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net Unrealized Holding (Loss) Gain on Securities Available for Sale, Net of Tax [Member]
Accumulated Other Comprehensive Income (Loss) [Abstract]
Balance	$ (21,713)	$ (23,899)	$ (32,271)
Other comprehensive income (loss) - before reclassifications	9,658	2,186	8,372
Amount reclassified from accumulated other comprehensive income	0	0	0
Other comprehensive income (loss), net of tax	9,658	2,186	8,372
Balance	(12,055)	(21,713)	(23,899)
Net Change in Overfunded Position in Pension and Postretirement Plans Arising During the Year, Net of Tax [Member]
Accumulated Other Comprehensive Income (Loss) [Abstract]
Balance	21,266	13,476	7,588
Other comprehensive income (loss) - before reclassifications	5,696	7,790	5,888
Amount reclassified from accumulated other comprehensive income	0	0	0
Other comprehensive income (loss), net of tax	5,696	7,790	5,888
Balance	26,962	21,266	13,476
Net Change in Net Actuarial Gain and Prior Service Cost (Credit) on Pension and Postretirement Benefit Plans, Net of Tax [Member]
Accumulated Other Comprehensive Income (Loss) [Abstract]
Balance	(3,414)	(2,814)	(2,511)
Other comprehensive income (loss) - before reclassifications	0	0	0
Amount reclassified from accumulated other comprehensive income	(1,469)	(600)	(303)
Other comprehensive income (loss), net of tax	(1,469)	(600)	(303)
Balance	(4,883)	(3,414)	(2,814)
Accumulated Other Comprehensive Income (Loss), Net of Tax [Member]
Accumulated Other Comprehensive Income (Loss) [Abstract]
Balance	(3,861)	(13,237)	(27,194)
Other comprehensive income (loss) - before reclassifications	15,354	9,976	14,260
Amount reclassified from accumulated other comprehensive income	(1,469)	(600)	(303)
Other comprehensive income (loss), net of tax	13,885	9,376	13,957
Balance	$ 10,024	$ (3,861)	$ (13,237)